Derivatives (Credit Exposure of Derivatives) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Classes Of Liabilities [Domain]
Disclosure of financial assets [line items]
Current replacement cost	$ 23,450	$ 25,777
Credit equivalent amount	88,458	84,927
Risk-weighted amount	11,367	9,826
Classes Of Liabilities [Domain] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	2,902	4,274
Credit equivalent amount	9,422	11,402
Risk-weighted amount	1,439	1,042
Classes Of Liabilities [Domain] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	7,301	9,190
Credit equivalent amount	37,087	39,485
Risk-weighted amount	5,067	4,906
Classes Of Liabilities [Domain] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,475	1,784
Credit equivalent amount	17,500	14,923
Risk-weighted amount	4,064	3,226
Classes Of Liabilities [Domain] | Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	11,678	15,248
Credit equivalent amount	64,009	65,810
Risk-weighted amount	10,570	9,174
Classes Of Liabilities [Domain] | Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	11,772	10,529
Credit equivalent amount	24,449	19,117
Risk-weighted amount	797	652
Forward rate agreements [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	49	35
Credit equivalent amount	162	102
Risk-weighted amount	61	29
Forward rate agreements [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,064	1,746
Credit equivalent amount	5,180	5,643
Risk-weighted amount	978	1,022
Interest rate swap contract [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	2,838	4,215
Credit equivalent amount	8,962	11,037
Risk-weighted amount	1,323	964
Interest rate swap contract [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	2,802	3,234
Credit equivalent amount	16,099	16,136
Risk-weighted amount	2,373	2,246
Cross currency interest rate swap [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3,358	4,124
Credit equivalent amount	15,195	17,176
Risk-weighted amount	1,574	1,515
Options written [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	5	7
Credit equivalent amount	147	140
Risk-weighted amount	26	26
Options written [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	34	36
Credit equivalent amount	334	291
Risk-weighted amount	74	59
Options purchased [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	10	17
Credit equivalent amount	151	123
Risk-weighted amount	29	23
Options purchased [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	43	50
Credit equivalent amount	279	239
Risk-weighted amount	68	64
Credit contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	0	0
Credit equivalent amount	192	207
Risk-weighted amount	26	30
Equity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	729	669
Credit equivalent amount	12,531	8,964
Risk-weighted amount	2,994	2,348
Commodity contracts [member] | Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	746	1,115
Credit equivalent amount	4,777	5,752
Risk-weighted amount	$ 1,044	$ 848